Provisions for legal proceedings - Summary of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 6,684	$ 7,026	$ 3,391
Current liabilities	3,215	2,256
Non-current liabilities	3,469	4,770
Civil provision [Member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	4,289	4,342
Provision for legal proceedings [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	1,156	1,364
Provision for taxes other than income tax [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	1,136	1,229
Other environment related provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 103	$ 91